Investments in joint ventures - Summary financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint operations [line items]
Current assets	$ 4,168,984	$ 3,683,753	$ 2,590,050
Non-current assets	7,749,467	6,431,525	4,525,297
Current liabilities	(1,906,779)	(1,980,900)	(1,767,191)
Non-current liabilities	(3,290,337)	(2,731,151)	(1,157,901)
Total revenue	3,101,175	2,914,180	2,236,415
Profit (loss) for the year	126,423	316,434	222,323
Other comprehensive income (loss) for the year	73,054	(51,330)	(7,603)
Total comprehensive income (loss) for the year	199,477	265,104	214,720
Shanghai Xinxin Investment Centre (Limited Partnership) ("Shanghai Xinxin")
Disclosure of joint operations [line items]
Current assets	1,453	10,679	4,917
Non-current assets	53,782	13,283	28,631
Current liabilities	(6)	(7)	(3,287)
Net assets	55,229	23,955	30,261
Profit (loss) for the year	(390)	4,540	(609)
Other comprehensive income (loss) for the year	30,441
Total comprehensive income (loss) for the year	$ 30,051	4,540	$ (609)
Dividends received from the joint venture during the year		$ 2,027
Proportion of ownership interest and voting power (as a percent)	49.00%	49.00%	49.00%
Carrying amount of the Group's interest in joint venture	$ 27,062	$ 11,740	$ 14,829